Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000212575 | Illumina8253780
Holdings [Line Items]
Percent of Total Investments	2.00%
C000212575 | Penumbra8253819
Holdings [Line Items]
Percent of Total Investments	1.90%
C000212575 | Axogen8253726
Holdings [Line Items]
Percent of Total Investments	1.90%
C000212575 | Natera8253807
Holdings [Line Items]
Percent of Total Investments	1.90%
C000212575 | Intuitive Surgical8253789
Holdings [Line Items]
Percent of Total Investments	1.90%
C000212575 | Incyte8253783
Holdings [Line Items]
Percent of Total Investments	1.80%
C000212575 | Vertex Pharmaceuticals8253856
Holdings [Line Items]
Percent of Total Investments	1.80%
C000212575 | Boston Scientific8253739
Holdings [Line Items]
Percent of Total Investments	1.80%
C000212575 | Stryker8253837
Holdings [Line Items]
Percent of Total Investments	1.80%
C000212575 | Revvity8253831
Holdings [Line Items]
Percent of Total Investments	1.80%
C000212575 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000212575 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000212575 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000212575 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000131868 | Symbotic8253781
Holdings [Line Items]
Percent of Total Investments	2.20%
C000131868 | IPG Photonics8253832
Holdings [Line Items]
Percent of Total Investments	2.00%
C000131868 | Celestica8253672
Holdings [Line Items]
Percent of Total Investments	1.90%
C000131868 | Intuitive Surgical8253829
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | NVIDIA8253764
Holdings [Line Items]
Percent of Total Investments	1.80%
C000131868 | Novanta8253760
Holdings [Line Items]
Percent of Total Investments	1.70%
C000131868 | John Bean Technologies8253838
Holdings [Line Items]
Percent of Total Investments	1.70%
C000131868 | Illumina8253826
Holdings [Line Items]
Percent of Total Investments	1.70%
C000131868 | Rockwell Automation8253773
Holdings [Line Items]
Percent of Total Investments	1.70%
C000131868 | FANUC8253711
Holdings [Line Items]
Percent of Total Investments	1.70%
C000131868 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000131868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000131868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000131868 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000131868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	51.80%
C000212574 | NVIDIA8253862
Holdings [Line Items]
Percent of Total Investments	2.80%
C000212574 | JD.com8253918
Holdings [Line Items]
Percent of Total Investments	2.60%
C000212574 | Cloudflare8253809
Holdings [Line Items]
Percent of Total Investments	2.40%
C000212574 | Alibaba Group Holding8253913
Holdings [Line Items]
Percent of Total Investments	2.30%
C000212574 | Palo Alto Networks8253865
Holdings [Line Items]
Percent of Total Investments	2.30%
C000212574 | Crowdstrike Holdings8253817
Holdings [Line Items]
Percent of Total Investments	2.30%
C000212574 | Arista Networks8253800
Holdings [Line Items]
Percent of Total Investments	2.30%
C000212574 | Ambarella8253794
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212574 | Microsoft8253857
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212574 | Autodesk8253803
Holdings [Line Items]
Percent of Total Investments	2.20%
C000212574 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212574 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	71.20%
C000212574 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000212574 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000212574 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000212574 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000212574 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212574 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000212574 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.70%